Mortgage Servicing Rights, at Fair Value - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Servicing Assets at Fair Value [Line Items]
Contractually specified servicing fees, late fees, and other ancillary servicing revenue	$ 13.0	$ 43.4	$ 35.0	$ 18.1
Servicing Asset, Fair Value, Change in Fair Value, Other, Statement of Income or Comprehensive Income [Extensible Enumeration]			Fee income
Asset Pledged as Collateral with Right
Servicing Assets at Fair Value [Line Items]
MSR		$ 142.4	$ 60.6